Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
VGRO-SUSTK-0425-102 1.9907572.102	April 11, 2025
Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Investor Class
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
VIPGRWT-INV-SUSTK-0425-102 1.9907573.102	April 11, 2025